Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 252	$ 2,076	$ 2,081
Restricted deposit	64	65	44
Short-term deposit	2,308	3,000
Trade receivables	19	22	43
Other accounts receivable	298	540	815
Inventory	415	742	660
Total current assets	3,356	6,445	3,643
NON-CURRENT ASSETS:
Intangible asset, net	3,006	3,189	4,474
Related parties	2,448
Investment in company account for at equity	1,196	781	893
Investments in financial assets	403	659	849
Property and equipment, net	73	108	33
Total non-current assets	7,126	4,737	6,249
Total assets	10,482	11,182	9,892
CURRENT LIABILITIES:
Trade payables	1,164	802	1,247
Other accounts payable	253	185	153
Warrants	345	532	1,714
Lease liability	38	52
Total current liability	1,800	1,571	3,114
NON-LIABILITIES
Lease liability	26	24
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	67,258	64,526	58,898
Reserve from share-based payment transactions	5,298	5,282	5,248
Warrants	5,190	5,190	5,190
Foreign currency translation reserve	497	497	497
Transactions with non-controlling interests	810	810	712
Accumulated deficit	(72,133)	(68,691)	(66,449)
Total equity attributable to equity holders of the company	6,920	7,614	4,096
Non-controlling interests	1,736	1,973	2,682
Total equity	8,656	9,587	6,778
Total liabilities and equity	$ 10,482	$ 11,182	$ 9,892